SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 12, 2021	Feb. 01, 2021	Jan. 15, 2021	Jan. 03, 2021	Dec. 31, 2020
Share price					$ 0.50
Subsequent [Member] | Diversified Unlimited [Member]
Common stock shares issued for services			1,286
Share price			$ 1.75
Subsequent [Member] | Willy A Saint-Hilaire [Member]
promissory note issued	$ 9,333
Interest rate	16.00%
Subsequent Event [Member] | Vinoth Sambandan [Member]
Share price		$ 1.50
Shares issued upon settlement of account payable, shares		11,504
Subsequent Event [Member] | Marjan Tina and Reno Suwarno [Member]
Share price				$ 0.000025
Warrant issued, upon purchase of common stock shares				1,000,000
Warrant issued, Exercise price				$ 0.60